Deferred Policy Acquisition Costs (DAC) and Value of Business Acquired (VOBA) (Tables)	6 Months Ended
Jun. 30, 2018
Insurance [Abstract]
Deferred Policy Acquisition Costs
The following table provides a reconciliation of the beginning and ending balance for DAC:

	Successor Company		Predecessor Company
	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016	For the Year Ended December 31, 2015
Unamortized balance at beginning of period	$202.8	$—	$677.5	$513.9
Deferral of acquisition costs	239.9	215.4	19.6	247.7
Adjustments for realized (gains) losses (1)	(4.6)	(1.6)	(0.4)	6.0
Amortization — excluding unlocking	(30.9)	(9.9)	(8.4)	(86.4)
Amortization — impact of unlocking (1)	—	(1.1)	(0.2)	(3.7)
Unamortized balance at end of period	407.2	202.8	688.1	677.5
Accumulated effect of net unrealized gains	(21.0)	(3.4)	(41.0)	(11.4)
Balance at end of period	$386.2	$199.4	$647.1	$666.1
___________________

(1)
Includes the impact of the Company's annual unlocking process, which takes place during the third quarter of each year. Amortization also includes the impact of assumption and experience unlocking related to quarterly investment prepayment activity.

The following table provides a reconciliation of the beginning and ending balance for DAC:

	For the Six Months Ended June 30,
	2018	2017
Unamortized balance at beginning of period	$407.2	$202.8
Deferral of acquisition costs	134.0	134.4
Adjustments for realized (gains) losses (1)	(6.0)	(0.9)
Amortization — excluding unlocking	(1.6)	(13.1)
Amortization — impact of unlocking (1)	(0.9)	(1.2)
Unamortized balance at end of period	532.7	322.0
Accumulated effect of net unrealized (gains) losses	32.8	(21.7)
Balance at end of period	$565.5	$300.3
___________________

(1)	Includes the impact of assumption and experience unlocking related to quarterly investment prepayment activity.

Present Value of Future Insurance Profits
The following table provides a reconciliation of the beginning and ending balance for VOBA:

	Successor Company
	For the Year Ended December 31, 2017	February 1 to December 31, 2016
Unamortized balance at beginning of period	$413.4	$457.6
Adjustments related to realized (gains) losses (1)	(11.9)	4.5
Amortization — excluding unlocking	(41.8)	(40.7)
Amortization — impact of unlocking (1)	(1.6)	(8.0)
Unamortized balance at end of period	358.1	413.4
Accumulated effect of net unrealized gains	(48.1)	(16.1)
Balance at end of period	$310.0	$397.3
___________________

(1)
Includes the impact of the Company's annual unlocking process, which takes place during the third quarter of each year. Amortization also includes the impact of assumption and experience unlocking related to quarterly investment prepayment activity.

The following table provides a reconciliation of the beginning and ending balance for VOBA:

	For the Six Months Ended June 30,
	2018	2017
Unamortized balance at beginning of period	$358.1	$413.4
Adjustments related to realized (gains) losses (1)	(1.6)	(0.2)
Amortization — excluding unlocking	(21.6)	(22.3)
Amortization — impact of unlocking (1)	(2.1)	(4.1)
Unamortized balance at end of period	332.8	386.8
Accumulated effect of net unrealized (gains) losses	62.5	(70.8)
Balance at end of period	$395.3	$316.0
___________________

(1)	Includes the impact of assumption and experience unlocking related to quarterly investment prepayment activity.

Present Value of Future Insurance Profits, Expected Amortization
The following table sets forth the estimated future VOBA amortization expense, net of interest, for the next 5 years, based on the balance recorded as of December 31, 2017:

Year	Amount
2018	$38.0
2019	36.0
2020	33.0
2021	29.8
2022	26.2